ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Components of Accounts Receivable, Net
Components of accounts receivable, net are as follows:

	December 31,
	2024	2023
Casino	$270,186	$242,312
Hotel	3,903	4,658
Other	523	908

Sub-total	274,612	247,878
Less: allowances for credit losses (1)	(130,401)	(156,240)

	144,211	91,638
Non-current portion	—	—

Current portion	$144,211	$91,638

(1)
As of December 31, 2024 and 2023, the allowances for credit losses of $2,391 and $2,377 as a reduction of the long-term casino accounts receivable, are recorded and included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.

Movement in Allowances for Credit Losses
Movement in the allowances for credit losses are as follows:

	Year Ended December 31,
	2024	2023	2022
Balance at beginning of year	$156,240	$217,244	$268,413
Provision for (reversal of) credit losses	2,569	(3,869)	(892)
Write-offs, net of recoveries	(28,748)	(56,805)	(49,608)
Effect of exchange rate	340	(330)	(669)

Balance at end of year	$130,401	$156,240	$217,244